Lines of Credit (Details) - USD ($)	Aug. 04, 2020	Apr. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 24, 2019
Lines of Credit (Textual)
Unamortized debt discount			$ 338,873
Line of credit				$ 571,997
Burnley [Member]
Lines of Credit (Textual)
Loan and security agreement, description		(i) the borrowing base (as defined in the loan and security agreement) or (ii) $1,500,000 minus reserves established Burnley at any time in accordance with the loan and security agreement.
Borrowed amount		$ 744,000
Line of credit principal amount	$ 32,350
Issuance of revolving note		$ 1,500,000
Payoff of principal amount	118,194
Interest of line of credit	42
Prepayment legal of other fees	$ 85,802
Northpoint Commercial Finance LLC [Member]
Lines of Credit (Textual)
Line of credit outstanding					$ 1,000,000
Line of credit				$ 678,993
Interest rate					7.99%